Mar. 01, 2017

THE COMMERCE FUNDS

The Growth Fund

The Value Fund

The MidCap Growth Fund

The Bond Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

Growth Fund	Since Inception (12/12/94)
Russell 1000® Growth Index	8.97%
Value Fund	Since Inception (3/03/97)
Russell 1000® Value Index	8.06%
MidCap Growth Fund	Since Inception (12/12/94)
Russell Midcap® Growth Index	9.69%
Bond Fund	Since Inception (12/12/94)
Bloomberg Barclays U.S. Aggregate Bond Index	5.77%
National Tax-Free Intermediate Bond Fund	Since Inception (2/21/95)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	5.06%
Missouri Tax-Free Intermediate Bond Fund	Since Inception (2/21/95)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	5.06%
Kansas Tax-Free Intermediate Bond Fund	Since Inception (12/26/00)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	4.53%